RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) - Related Party [Member] - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	$ 3,418,847	$ 3,197,017	$ 366,761
Qiwei Miao [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	1,122,515	1,105,383	59,669
Zhidan Mao [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	698,557	594,363	0
Hangzhou Shilian Office Equipment Co Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	562,621	530,458	0
Chun Lyu [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	311,698	291,495	1,523
Ningbo Lihong Information System Engineering Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	436,782	158,448	0
Yun Li [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	0	148,402	0
Shanghai Yaodun Science And Technology Development Center Limited Partnership [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	144,865	142,117	4,358
Eshallgo Electrical Equipment Shanghai Co Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	140,445	137,781	0
Qingdao Lixing Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	0	68,891	0
Qinghai Chengchuang Ideal Trading Co. Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties		0	237,230
Anhui New Yalian Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties		0	63,981
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	$ 1,364	$ 19,679	$ 0